Fair Value Measurements - Schedule of Reconciliation of Assets and Liabilities Measured on Recurring Basis Using Significant Unobservable Inputs (Details) - Level 3 - Market and Income Approaches
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance	¥ 485,324	$ 68,356	¥ 77,855
Addition	0	0	10,000
Disposals	(17,596)	(2,478)	0
Reclassification	6,509	917	413,863
Accrued interest	3,136	442	4,697
Net unrealized fair value change recognized in other comprehensive income	¥ (11,367)	$ (1,601)	¥ (21,091)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax
Balance	¥ 466,006	$ 65,636	¥ 485,324	$ 68,356